OTHER LONG-TERM LIABILITIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 25, 2022
IfrsStatementLineItems [Line Items]
Proceeds from lenders	$ 9,000,000
Loan interest rate		8.00%
Transaction costs incurred	131,000
Interest expense on loans	664,000
Borrowings on loans	9,000,000
Deferred financing fees	124
Carrying value of loan	$ 8,876
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate	3.75%
Top of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate	5.00%